Assets and Liabilities for insurance and reinsurance contracts - Summary of movement of issued insurance contract liabilities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Balance as of January 1	S/ 12,522,352
Insurance revenue	9,342	S/ 4,162	S/ 10,163
Insurance service expenses	11,458	14,414	10,066
Incurred claims and other expenses	(1,185,850)	(1,027,117)	(1,022,291)
Amortization of insurance acquisition cash flows	(171,463)	(136,433)	(127,009)
Losses on onerous contracts and reversals of those losses	79,044	57,777	115,967
Insurance service result	(47,797)	(169,789)	(178,392)
Total changes in the statement of income and other comprehensive income	265,187	135,898	170,482
Balance as of December 31	13,018,668	12,522,352
Excluding loss component [member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Balance as of January 1	11,593,754	11,301,149
Insurance revenue	(1,124,366)	(768,758)
Contracts under fair value, BBA and VFA approach	(627,800)	(545,835)
Contracts under PAA approach	(496,566)	(222,923)
Insurance service expenses	171,463	136,433
Incurred claims and other expenses	0	0
Amortization of insurance acquisition cash flows	171,463	136,433
Losses on onerous contracts and reversals of those losses	0	0
Changes to liabilities for incurred claims	0	0
Insurance service result	(952,903)	(632,325)
Insurance financial expenses	1,373,048	622,313
Insurance financial result	637,678	562,759
Interest rate effect	735,370	59,554
Effect of movements in exchange rates	(474,146)	67,432
Total changes in the statement of income and other comprehensive income	(54,001)	57,420
Net cash flow and investment component	487,946	235,185
Premiums received	1,323,126	1,029,082
Claims and other expenses paid	0	0
Insurance acquisition cash flows	(256,359)	(216,568)
Investment component	(578,821)	(577,329)
Balance as of December 31	12,027,699	11,593,754	11,301,149
Loss component [member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Balance as of January 1	742,168	699,071
Insurance revenue	0	0
Contracts under fair value, BBA and VFA approach	0	0
Contracts under PAA approach	0	0
Insurance service expenses	(79,044)	(57,777)
Incurred claims and other expenses	0	0
Amortization of insurance acquisition cash flows	0	0
Losses on onerous contracts and reversals of those losses	(79,044)	(57,777)
Changes to liabilities for incurred claims	0	0
Insurance service result	(79,044)	(57,777)
Insurance financial expenses	76,119	97,206
Insurance financial result	76,119	97,206
Interest rate effect	0	0
Effect of movements in exchange rates	(22,241)	3,668
Total changes in the statement of income and other comprehensive income	(25,166)	43,097
Net cash flow and investment component	0	0
Premiums received	0	0
Claims and other expenses paid	0	0
Insurance acquisition cash flows	0	0
Investment component	0	0
Balance as of December 31	717,002	742,168	699,071
Fulfillment Cash Flows [Member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Balance as of January 1	148,101	155,649
Insurance revenue	0	0
Contracts under fair value, BBA and VFA approach	0	0
Contracts under PAA approach	0	0
Insurance service expenses	444,236	454,446
Incurred claims and other expenses	971,901	979,959
Amortization of insurance acquisition cash flows	0	0
Losses on onerous contracts and reversals of those losses	0	0
Changes to liabilities for incurred claims	(527,665)	(525,513)
Insurance service result	444,236	454,446
Insurance financial expenses	0	0
Insurance financial result	0	0
Interest rate effect	0	0
Effect of movements in exchange rates	(2,344)	292
Total changes in the statement of income and other comprehensive income	441,892	454,738
Net cash flow and investment component	(459,979)	(462,286)
Premiums received	0	0
Claims and other expenses paid	(1,038,800)	(1,039,615)
Insurance acquisition cash flows	0	0
Investment component	578,821	577,329
Balance as of December 31	130,014	148,101	155,649
Risk adjustment [member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Balance as of January 1	4,271	5,257
Insurance revenue	0	0
Contracts under fair value, BBA and VFA approach	0	0
Contracts under PAA approach	0	0
Insurance service expenses	(2,127)	(990)
Incurred claims and other expenses	107	106
Amortization of insurance acquisition cash flows	0	0
Losses on onerous contracts and reversals of those losses	0	0
Changes to liabilities for incurred claims	(2,234)	(1,096)
Insurance service result	(2,127)	(990)
Insurance financial expenses	0	0
Insurance financial result	0	0
Interest rate effect	0	0
Effect of movements in exchange rates	(183)	4
Total changes in the statement of income and other comprehensive income	(2,310)	(986)
Net cash flow and investment component	0	0
Premiums received	0	0
Claims and other expenses paid	0	0
Insurance acquisition cash flows	0	0
Investment component	0	0
Balance as of December 31	1,961	4,271	5,257
Liabilities for incurred claims in contracts measured by the Premium Allocation Approach (PAA)
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Balance as of January 1	12,522,352	12,205,641
Insurance revenue	(1,124,366)	(768,758)
Contracts under fair value, BBA and VFA approach	(627,800)	(545,835)
Contracts under PAA approach	(496,566)	(222,923)
Insurance service expenses	859,179	632,860
Incurred claims and other expenses	1,185,850	1,027,117
Amortization of insurance acquisition cash flows	171,463	136,433
Losses on onerous contracts and reversals of those losses	(79,044)	(57,777)
Changes to liabilities for incurred claims	(419,090)	(472,913)
Insurance service result	(265,187)	(135,898)
Insurance financial expenses	1,449,167	719,519
Insurance financial result	713,797	659,965
Interest rate effect	735,370	59,554
Effect of movements in exchange rates	(499,724)	71,543
Total changes in the statement of income and other comprehensive income	684,256	655,164
Net cash flow and investment component	(147,836)	(338,453)
Premiums received	1,323,126	1,029,082
Claims and other expenses paid	(1,214,603)	(1,150,967)
Insurance acquisition cash flows	(256,359)	(216,568)
Investment component	0	0
Balance as of December 31	13,058,772	12,522,352	12,205,641
Liabilities for incurred claims in contracts measured by the Premium Allocation Approach (PAA) | Fulfillment Cash Flows [Member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Balance as of January 1	33,276	43,237
Insurance revenue	0	0
Contracts under fair value, BBA and VFA approach	0	0
Contracts under PAA approach	0	0
Insurance service expenses	319,554	101,245
Incurred claims and other expenses	208,745	47,549
Amortization of insurance acquisition cash flows	0	0
Losses on onerous contracts and reversals of those losses	0	0
Changes to liabilities for incurred claims	110,809	53,696
Insurance service result	319,554	101,245
Insurance financial expenses	0	0
Insurance financial result	0	0
Interest rate effect	0	0
Effect of movements in exchange rates	(796)	146
Total changes in the statement of income and other comprehensive income	318,758	101,391
Net cash flow and investment component	(175,803)	(111,352)
Premiums received	0	0
Claims and other expenses paid	(175,803)	(111,352)
Insurance acquisition cash flows	0	0
Investment component	0	0
Balance as of December 31	176,231	33,276	43,237
Liabilities for incurred claims in contracts measured by the Premium Allocation Approach (PAA) | Risk adjustment [member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Balance as of January 1	782	1,278
Insurance revenue	0	0
Contracts under fair value, BBA and VFA approach	0	0
Contracts under PAA approach	0	0
Insurance service expenses	5,097	(497)
Incurred claims and other expenses	5,097	(497)
Amortization of insurance acquisition cash flows	0	0
Losses on onerous contracts and reversals of those losses	0	0
Changes to liabilities for incurred claims	0	0
Insurance service result	5,097	(497)
Insurance financial expenses	0	0
Insurance financial result	0	0
Interest rate effect	0	0
Effect of movements in exchange rates	(14)	1
Total changes in the statement of income and other comprehensive income	5,083	(496)
Net cash flow and investment component	0	0
Premiums received	0	0
Claims and other expenses paid	0	0
Insurance acquisition cash flows	0	0
Investment component	0	0
Balance as of December 31	S/ 5,865	S/ 782	S/ 1,278